Property And Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Enjoy Technology Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1.0	$ 0.9	$ 2.9	$ 2.2	$ 3.1	$ 1.7